Taxation - Analysis of taxation charge for the year (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current tax
Current year	$ 973	$ 1,144	$ 1,117
Adjustments in respect of prior years	43	(41)	(11)
Current tax	1,016	1,103	1,106
Deferred tax
Origination and reversal of temporary differences	(383)	(123)	152
Changes in tax rates	(1)	4	(18)
Adjustments in respect of prior years	(26)	15	54
Deferred tax	(410)	(104)	188
Taxation on profit	606	999	1,294
United Kingdom
Current tax
Current year	210	157	134
Adjustments in respect of prior years	26	(22)	(7)
Current tax	236	135	127
Deferred tax
Origination and reversal of temporary differences	(52)	41	39
Changes in tax rates	0	0	0
Adjustments in respect of prior years	(24)	8	16
Deferred tax	(76)	49	55
Taxation on profit	160	184	182
Rest of world
Current tax
Current year	763	987	983
Adjustments in respect of prior years	17	(19)	(4)
Current tax	780	968	979
Deferred tax
Origination and reversal of temporary differences	(331)	(164)	113
Changes in tax rates	(1)	4	(18)
Adjustments in respect of prior years	(2)	7	38
Deferred tax	(334)	(153)	133
Taxation on profit	$ 446	$ 815	$ 1,112